(212) 318-6275

rachaelschwartz@paulhastings.com

August 31, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Comstock Funds, Inc. (the “Company”)
File Nos. 033-40771/811-05502

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 34 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2012 (Accession # 0001193125-12-370897).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
Paul Hastings LLP

cc:	B. Alpert

A. Mullady

S. Kothari

H. Robichaud

A. Lonergan

Paul Hastings LLP  |  75 East 55th Street  |  New York, NY 10022

t:  +1.212.318.6000  |  www.paulhastings.com